Significant Accounting Policies - Additional Information (Detail)	12 Months Ended
Dec. 31, 2014
Significant Accounting Policies [Line Items]
Minimum likelihood for the realization in order to recognize tax benefit from uncertain tax positions	50.00%
Leach pad production cycles project recoveries, minimum percentage of the placed recoverable ounces in the first year of leaching	50.00%
Leach pad production cycles project recoveries, maximum percentage of the placed recoverable ounces in the first year of leaching	70.00%
Contracts for sales of copper concentrate provisional price, final adjustment period, minimum number of days after delivery	30 days
Contracts for sales of copper concentrate provisional price, final adjustment period, maximum number of days after delivery	90 days